ADVANCES FROM THE FEDERAL HOME LOAN BANK	12 Months Ended
Dec. 31, 2013
Advances From Federal Home Loan Bank [Abstract]
ADVANCES FROM THE FEDERAL HOME LOAN BANK
NOTE G - ADVANCES FROM THE FEDERAL HOME LOAN BANK

Advances from the Federal Home Loan Bank, collateralized at December 31, 2013 and 2012 by pledges of certain residential mortgage loans totaling $24.1 million and $30.4 million, respectively, and the Savings Bank’s investment in Federal Home Loan Bank stock are summarized as follows:

	Maturing
	year ending
Interest rate range	December 31,	2013	2012
(at fixed rates)		(Dollars in thousands)

3.13%	2013	$-	$147
1.50% - 4.84%	2014	997	1,669
4.31% - 5.36%	2015	1,733	3,000
4.07% - 5.25%	2016	10,501	10,724
5.27% - 5.35%	2017	672	1,009
1.38% - 4.18%	2018	2,092	3,062
1.81%	2020	3,266	4,703

		$19,261	$24,314

Weighted-average interest rate		3.64%	3.64%

The borrowings require principal payments as follows:

	2013	2012

One year or less	$2,047	$2,515
Over one year through three years	14,334	5,319
Over three years through five years	2,880	15,733
Over five years	-	747

	$19,261	$24,314